RESTRUCTURING COSTS (FY) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
RESTRUCTURING COSTS [Abstract]
Restructuring Reserve by Type of Cost
During the three and nine months ended September 30, 2020 and 2019, we recorded net pre-tax restructuring costs for new and ongoing restructuring actions as follows:
	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
(dollars in millions)	2020	2019	2020	2019
HVAC	$—	$12	$3	$47
Refrigeration	(1)	7	2	14
Fire & Security	4	14	13	35
Eliminations and other	—	1	1	1
Total restructuring costs	$3	$34	$19	$97

Restructuring charges incurred during the nine months ended September 30, 2020 and 2019 primarily relate to actions initiated during 2020 and 2019, and were recorded as follows:
	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
(dollars in millions)	2020	2019	2020	2019
Cost of sales	$(1)	$14	$5	$27
Selling, general and administrative	4	20	14	70
Total restructuring costs	$3	$34	$19	$97

The following table summarizes the accrual balance and utilization for the 2020 restructuring actions:

(dollars in millions)	Severance	Facility Exit, Lease Termination and Other Costs	Total
For the Three Months Ended September 30, 2020
Restructuring accrual as of June 30, 2020	$8	$1	$9
Net pre-tax restructuring costs	5	—	5
Utilization, foreign exchange and other costs	(4)	—	(4)
Balance as of September 30, 2020	$9	$1	$10

For the Nine Months Ended September 30, 2020
Restructuring accrual as of January 1, 2020	$—	$—	$—
Net pre-tax restructuring costs	17	1	18
Utilization, foreign exchange and other costs	(8)	—	(8)
Balance as of September 30, 2020	$9	$1	$10

The following table summarizes expected, incurred and remaining costs for the 2020 restructuring actions by segment:
(dollars in millions)	Expected Costs	Costs Incurred - Three Months Ended March 31, 2020	Costs Incurred - Three Months Ended June 30, 2020	Costs Incurred - Three Months Ended September 30, 2020	Remaining Costs at September 30, 2020
HVAC	$5	$(1)	$(2)	$(1)	$1
Refrigeration	3	—	(3)	—	—
Fire & Security	13	(1)	(5)	(4)	3
Eliminations and other	1	—	(1)	—	—
Total	$22	$(2)	$(11)	$(5)	$4
The following table summarizes expected, incurred and remaining costs for the 2019 restructuring actions by segment:
(dollars in millions)	Expected Costs	Costs Incurred in 2019	Costs Incurred - Three Months Ended March 31, 2020	Costs Incurred - Three Months Ended June 30, 2020	Costs Incurred - Three Months Ended September 30, 2020	Remaining Costs at September 30, 2020
HVAC	$53	$(51)	$(1)	$2	$(1)	$2
Refrigeration	16	(14)	—	(1)	1	2
Fire & Security	49	(43)	(2)	(1)	—	3
Eliminations and other	2	(2)	—	—	—	—
Total	$120	$(110)	$(3)	$—	$—	$7

During the years ended December 31, 2019, 2018 and 2017, the Business recorded net pre-tax restructuring costs totaling $126 million, $80 million and $111 million, respectively, for new and ongoing restructuring actions. The Business recorded charges in the segments as follows:

(dollars in millions)	2019	2018	2017
HVAC	$56	$20	$36
Refrigeration	14	23	13
Fire & Security	53	34	57
Eliminations and other	3	3	5
Total	$126	$80	$111

Restructuring charges incurred in the years ended December 31, 2019, 2018 and 2017 primarily relate to actions initiated during 2019, 2018 and 2017, and were recorded as follows:

(dollars in millions)	2019	2018	2017
Cost of sales	$36	$36	$48
Selling, general, & administrative	90	44	63
Total	$126	$80	$111

The following table summarizes the accrual balances and utilization by cost type for the 2019 restructuring actions:

(dollars in millions)	Severance	Facility Exit, Lease Termination and Other Costs	Total
Balance at January 1, 2019	$—	$—	$—
Net pre-tax restructuring costs	102	8	110
Utilization, foreign exchange and other costs	(60)	(7)	(67)
Balance at December 31, 2019	$42	$1	$43

The following table summarizes expected, incurred and remaining costs for the 2019 restructuring actions by segment:

(dollars in millions)	Expected Costs	Costs Incurred During 2019	Remaining Costs at December 31, 2019
HVAC	$53	$(51)	$2
Refrigeration	16	(14)	2
Fire & Security	49	(43)	6
Eliminations and other	2	(2)	—
Total	$120	$(110)	$10

The following table summarizes expected, incurred and remaining costs for the 2018 restructuring actions by segment:

(dollars in millions)	Expected Costs	Costs Incurred During 2018	Costs Incurred During 2019	Remaining Costs at December 31, 2019
HVAC	$24	$(17)	$(7)	$—
Refrigeration	26	(21)	—	5
Fire & Security	34	(22)	(9)	3
Eliminations and other	3	(3)	—	—
Total	$87	$(63)	$(16)	$8

Restructuring and Related Costs
The following table summarizes the accrual balances and utilization for the 2019 restructuring actions:
(dollars in millions)	Severance	Facility Exit, Lease Termination and Other Costs	Total
For the Three Months Ended September 30, 2020
Restructuring accrual as of June 30, 2020	$27	$—	$27
Net pre-tax restructuring costs	—	—	—
Utilization, foreign exchange and other costs	(5)	—	(5)
Balance as of September 30, 2020	$22	$—	$22

For the Nine Months Ended September 30, 2020
Restructuring accrual as of January 1, 2020	$43	$1	$44
Net pre-tax restructuring costs	3	—	3
Utilization, foreign exchange and other costs	(24)	(1)	(25)
Balance as of September 30, 2020	$22	$—	$22

The following table summarizes the accrual balances and utilization by cost type for the 2018 restructuring actions:

(dollars in millions)	Severance	Facility Exit, Lease Termination and Other Costs	Total
Balance at January 1, 2018	$—	$—	$—
Net pre-tax restructuring costs	57	6	63
Utilization, foreign exchange and other costs	(26)	(4)	(30)
Balance at December 31, 2018	$31	$2	$33
Net pre-tax restructuring costs	8	8	16
Utilization, foreign exchange and other costs	(30)	(9)	(39)
Balance at December 31, 2019	$9	$1	$10

The following table summarizes the accrual balances and utilization by cost type for the 2017 restructuring actions:

(dollars in millions)	Severance	Facility Exit, Lease Termination and Other Costs	Total
Balance at January 1, 2017	$—	$—	$—
Net pre-tax restructuring costs	74	2	76
Utilization, foreign exchange and other costs	(33)	(1)	(34)
Balance at December 31, 2017	41	1	42
Net pre-tax restructuring costs	(4)	5	1
Utilization, foreign exchange and other costs	(26)	(1)	(27)
Balance at December 31, 2018	11	5	16
Net pre-tax restructuring costs	(1)	1	—
Utilization, foreign exchange and other costs	(7)	(1)	(8)
Balance at December 31, 2019	$3	$5	$8